Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Vanguard World Fund and
Shareholders of
Vanguard U.S. Growth Fund
Vanguard International Growth Fund
Vanguard Global Wellesley Income Fund
Vanguard Global Wellington Fund
Vanguard ESG U.S. Corporate Bond ETF
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund
Vanguard FTSE Social Index Fund
Vanguard Extended Duration Treasury Index Fund
Vanguard ESG U.S. Stock ETF and
Vanguard ESG International Stock ETF


In planning and performing our audits of the financial statements of Vanguard U.S. Growth Fund, Vanguard
International Growth Fund, Vanguard Global Wellesley Income
Fund, Vanguard Global Wellington Fund, Vanguard ESG U.S. Corporate Bond ETF, Vanguard Communication Services Index
Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund,
Vanguard Financials Index Fund, Vanguard Health Care Index
Fund, Vanguard Industrials Index Fund, Vanguard Information Technology Index Fund, Vanguard Materials Index Fund
Vanguard Utilities Index Fund, Vanguard Mega Cap Index Fund, Vanguard Mega Cap Growth Index Fund, Vanguard Mega Cap
Value Index Fund, Vanguard FTSE Social Index Fund, Vanguard Extended Duration Treasury Index Fund, Vanguard ESG U.S.
Stock ETF and Vanguard ESG International Stock ETF
(constituting Vanguard World Fund, hereafter collectively referred to as the "Funds") as of and for the year ended August 31, 2024, in accordance with the standards of the Public
Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2024.

This report is intended solely for the information and use of the Board of Trustees of Vanguard World Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024